FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Table)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of items designated as hedging instruments

		Carrying	Carrying	Changes in	Hedge	Amounts reclassified
	Nominal	amount	amount	fair value	ineffectiveness	from hedging reserve
	amount	assets	liabilities	in OCI	in profit or loss	to profit or loss	Line item in
	million	$ million	$ million	$ million	$ million	$ million	profit or loss
At 31 December 2023
Foreign currency risk
Forward exchange contracts[1]	2,913	27	(28)	(3)	–	(25)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(500)	7	–	–	–	–	Fair value hedge
At 31 December 2022
Foreign currency risk
Forward exchange contracts[1]	2,598	47	(43)	(13)	–	(37)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(500)	–	(13)	–	–	–	Fair value hedge
1	Presented in Trade and other receivables and Trade and other payables on the Balance Sheet. The nominal amount is in $ million.
2	Presented in Non-current other receivables in 2023 and in Non-current other payables in 2022 on the Balance Sheet. The nominal amount is in € million.

Currency and interest rate profile of interest bearing liabilities

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$ million	$ million	$ million	$ million	%	Years
At 31 December 2023
US Dollar	(2,324)	(329)	–	(2,653)	(628)	(2,025)	2.7	5.1
Other	(561)	(219)	–	(780)	(224)	(556)
Total interest bearing liabilities	(2,885)	(548)	–	(3,433)	(852)	(2,581)
At 31 December 2022
US Dollar	(2,159)	(163)	–	(2,322)	(193)	(2,129)	2.7	5.9
Other	(517)	(206)	(13)	(736)	(220)	(516)
Total interest bearing liabilities	(2,676)	(369)	(13)	(3,058)	(413)	(2,645)

Currency and interest rate profile of interest bearing assets

	Cash	Currency	Interest rate		Floating	Fixed
	at bank	swaps	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2023
US Dollar	98	217	–	315	315	–
Other	204	331	7	542	542	–
Total interest bearing assets	302	548	7	857	857	–
At 31 December 2022
US Dollar	207	205	–	412	412	–
Other	143	164	–	307	307	–
Total interest bearing assets	350	369	–	719	719	–

Schedule of fair value of financial instruments

						Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2023	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	25	–	–	–	–	25	25	–	25
Investments	–	–	–	8	–	8	–	8	8
Contingent consideration receivable	–	–	–	18	–	18	–	18	18
Interest rate swaps	7	–	–	–	–	7	7	–	7
Currency swaps	–	–	2	–	–	2	2	–	2
	32	–	2	26	–	60
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(32)	–	(32)	–	(32)	(32)
Forward foreign exchange contracts	(25)	–	–	–	–	(25)	(25)	–	(25)
Currency swaps	–	–	(3)	–	–	(3)	(3)	–	(3)
	(25)	–	(3)	(32)	–	(60)
Financial assets not measured at fair value
Trade and other receivables	1,163	–	–	–	–	1,163
Cash at bank	–	302	–	–	–	302
	1,163	302	–	–	–	1,465
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	–	(4)	(4)
Bank overdrafts	–	–	–	–	(2)	(2)
Bank loans	–	–	–	–	(303)	(303)
Corporate bond not in a hedge relationship	–	–	–	–	(995)	(995)
Corporate bond in a hedge relationship	–	–	–	–	(555)	(555)
Private placement debt not in a hedge relationship	–	–	–	–	(1,030)	(1,030)
Trade and other payables	–	–	–	–	(1,026)	(1,026)
	–	–	–	–	(3,915)	(3,915)

						Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2022	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	46	–	–	–	–	46	46	–	46
Investments	–	–	–	12	–	12	–	12	12
Contingent consideration receivable	–	–	–	18	–	18	–	18	18
Currency swaps	–	–	1	–	–	1	1	–	1
	46	–	1	30	–	77
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(78)	–	(78)	–	(78)	(78)
Forward foreign exchange contracts	(42)	–	–	–	–	(42)	(42)	–	(42)
Interest rate swaps	(13)	–	–	–	–	(13)	(13)	–	(13)
Currency swaps	–	–	(1)	–	–	(1)	(1)	–	(1)
	(55)	–	(1)	(78)	–	(134)
Financial assets not measured at fair value
Trade and other receivables	1,123	–	–	–	–	1,123
Cash at bank	–	350	–	–	–	350
	1,123	350	–	–	–	1,473
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	–	(14)	(14)
Bank overdrafts	–	–	–	–	(6)	(6)
Corporate bond not in a hedge relationship	–	–	–	–	(994)	(994)
Corporate bond in a hedge relationship	–	–	–	–	(516)	(516)
Private placement debt not in a hedge relationship	–	–	–	–	(1,160)	(1,160)
Trade and other payables	–	–	–	–	(1,040)	(1,040)
	–	–	–	–	(3,730)	(3,730)

Schedule of movements for financial instruments measured using Level 3 valuation methods

	2023	2022
	$ million	$ million
Investments
At 1 January	12	10
Additions	–	2
Fair value remeasurement	(4)	–
At 31 December	8	12

Contingent consideration receivable
At 1 January	18	20
Receipts	–	(2)
At 31 December	18	18

Acquisition consideration liability
At 1 January	(78)	(84)
Arising on acquisitions	–	(32)
Payments	13	20
Remeasurements	33	19
Discount unwind	–	(1)
At 31 December	(32)	(78)